BUSINESS COMBINATIONS - Clarice Sellers' Subscription Agreement (Details) - USD ($) $ in Thousands			12 Months Ended
		Jun. 12, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	May 31, 2017	Jul. 25, 2016	May 14, 2015
Disclosure of detailed information about business combination [line items]
Other financial liabilities	[1]			$ 9,347	$ 10,664
Clarice
Disclosure of detailed information about business combination [line items]
Other financial liabilities				$ 3,127	$ 3,119
Agreement 1, Tranche 1 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, shares subscribed								38,984
Common stock, value, subscriptions								$ 800
Agreement 1, Tranche 2 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, shares subscribed							20,896
Common stock, value, subscriptions							$ 800
Agreement 1, Tranche 3 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, value, subscriptions						$ 400
Agreement 2, Tranche 1 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, shares subscribed								4,873
Common stock, value, subscriptions								$ 100
Agreement 2, Tranche 2 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, shares subscribed							2,612
Common stock, value, subscriptions			$ 900				$ 100
Options granted during the year (in shares)		9,120	23,508

[1]	Includes other financial liabilities related to business combinations of 9,335 and 10,664 as of December 31, 2018 and 2017, respectively (note 24.10) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018 (note 28.9.4).